Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Fair Value of Financial Instruments

The Company measures certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis were calculated using the Black-Scholes pricing model and are as follows at September 30, 2017 and December 31, 2016:

September 30, 2017	Total		Level 1		Level 2		Level 3
Liabilities:
Derivative Liability	$		$		$		$
Total Liabilities Measured at Fair Value		$-		$-		$-		$-

December 31, 2016	Total	Level 1		Level 2		Level 3
Liabilities:
Derivative Liability	$324,532	$		$		$324,532
Total Liabilities Measured at Fair Value	$324,532		$-		$-	$324,532

Assets and liabilities measured at fair value on a recurring basis were calculated using the Black-Scholes pricing model and are as follows at December 31, 2016:

	Total	Level 1	Level 2	Level 3
Assets:
Total Assets Measured at Fair Value	$-	$-	$-	$-

Liabilities:
Derivative Liability	324,532	-	-	324,532
Total Liabilities Measured at Fair Value	$324,532	$-	$-	$324,532

Assets and liabilities measured at fair value on a recurring basis are as follows at December 31, 2015:

	Total	Level 1	Level 2	Level 3
Assets
Total Assets Measured at Fair Value	$-	$-	$-	$-

Liabilities
Liability for lack of authorized shares	852,091	-	-	852,091
Derivative Liability	4,235,016	-	-	4,235,016
Total Liabilities Measured at Fair Value	$5,087,107	$-	$-	$5,087,107

Schedule of Depreciation Estimated Useful Life

Depreciation is computed using the straight-line method over the following estimated useful lives:

Production equipment:	3 to 7 years
Office equipment:	2 to 5 years
Furniture and fixtures:	2 to 5 years

Schedule of License Minimum Annual Fee

Calendar Year	Minimum Royalties per Calendar Year
2010	$-
2011	$-
2012	$2,500
2013	$5,000	(1)
2014	$7,500	(2)
2015	$10,000	(3)
2016 and each calendar year thereafter	$25,000	(4)

(1) Paid February 2014

(2) Paid February 2015

(3) Paid February 2016

(4) No longer owed due to termination of license agreement effective December 31, 2016

Schedule of Future Annual Amortization License Fee

Calendar Year	Minimum Royalties per Calendar Year
2012	$-
2013	$5,000	(1)
2014	$7,500	(2)
2015	$10,000	(3)
2016	$10,000	(4)
2017 and each calendar year thereafter	$25,000

(1) Paid February 2014

(2) Paid February 2015

(3) Paid February 2016

(4) $5,399 was paid January 2017 and the remaining $4,601 was paid February 2017.

Schedule of Common Stock from Antidilutive Securities

Securities, all of which represent common stock equivalents, that could be dilutive in the future as of December 31, 2016 and 2015, are as follows:

	December 31, 2016	December 31, 2015
Convertible debt	6,441,644	7,848,421
Preferred stock	37,735,920	16,270,000
Common stock options	2,402,500	51,350
Common stock warrants	3,579,505	6,791,003
Total potential dilutive securities	50,159,569	30,960,774